Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage finance bonds - Mortgage Finance Bonds [Member] - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage finance bonds [Line Items]
Issued debt instruments	$ 12,314	$ 18,502
Due Within 1 Year [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage finance bonds [Line Items]
Issued debt instruments	4,982	6,013
Due After 1 Year But Within 2 Years [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage finance bonds [Line Items]
Issued debt instruments	3,816	4,944
Due After 2 Years But Within 3 years [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage finance bonds [Line Items]
Issued debt instruments	2,375	3,928
Due After 3 Years But Within 4 Years [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage finance bonds [Line Items]
Issued debt instruments	979	2,442
Due After 4 Years But Within 5 Years [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage finance bonds [Line Items]
Issued debt instruments	$ 162	1,005
Due After 5 Years [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage finance bonds [Line Items]
Issued debt instruments		$ 170